Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

215-988-2700

Fax: 215-988-2757

www.drinkerbiddle.com

June 15, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F. Street, NE

Washington, DC 20549

Re:                               BlackRock Liquidity Funds (the “Trust”)/Proxy Materials (1933 Act
Registration No. 2-47015) (1940 Act Registration No. 811-02354)

Dear Sir or Madam:

We hereby submit for filing by direct electronic transmission by the Trust pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, the Trust’s definitive proxy statement and forms of proxy on Schedule 14A.  The definitive proxy statement and forms of proxy will first be sent to shareholders on or about June 23, 2006.

This letter also serves as the Trust’s responses to the comments of Laura Hatch of the staff of the Division of Investment Management of the Securities and Exchange Commission (the “Commission”) on the Trust’s preliminary proxy statement filed with the Commission on May 26, 2006.  For ease of reference, we have repeated each comment, followed by the Trust’s response.  All defined terms used herein have the same meaning as in the proxy statement.

1.             Comment:              In the section “Voting Information,” disclose whether the persons named as proxies will vote in favor of any adjournment with respect to shares that have voted against the relevant proposals.

Response:             The proxy statement currently states that the persons named as proxies may propose and vote for one or more adjournments.  The disclosure will be revised to state that the persons named as proxies will vote all shares (including shares that have voted against the relevant proposal) for any proposal to adjourn if they believe the adjournment is reasonable and in the best interests of shareholders.

2.             Comment:              In the section “Description of the Transaction,” explain why BlackRock’s board’s independence will be assured as a result of each of Merrill Lynch and PNC agreeing to vote all of its shares on all matters in accordance with the recommendation of such board.

Response:             The clause “in order to assure the board’s independence” has been deleted from the relevant sentence so that what remains is merely a factual statement.

3.             Comment:              In the section “Section 15(f) of the 1940 Act,” disclose whether BlackRock and Merrill Lynch will conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to any BlackRock funds registered under the 1940 Act.

Response:             Disclosure has been added to reflect the fact that BlackRock and Merrill Lynch will conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the BlackRock Liquidity Funds to the extent it is determined that the Transaction is an assignment under the 1940 Act.

4.             Comment:              In the section “Board Considerations,” please expand on the detail regarding the factors and conclusions of the Board in approving the Management Agreement.

Response:             The Trust believes that the disclosure as presented discusses in reasonable detail the material factors and conclusions with respect to the Board’s deliberations and is consistent with the record established for such deliberations as reflected in the minutes of the Board meeting. In addition, the level of detail is consistent with the disclosure included in the proxy statement related to a meeting of shareholders held on February 3, 2006 at which shareholders approved the Current Management Agreement.  Furthermore, the Trust offers only money market funds for which performance and expenses do not vary among funds as significantly as for other asset classes.  We note that the substantive terms of the Current Management Agreement are identical to the Management Agreement that is the subject of the current proxy statement.

5.             Comment:              Disclose the date of shareholder approval of the Current Management Agreement.

Response:             The date of shareholder approval is disclosed in the carryover paragraph beginning at the end of page 3 of the proxy statement.

6.             Comment:              In the section “Other Advisory Clients,” in the footnote to the table disclose the amount of applicable waivers or expense reimbursements.

Response:             Item 22(c)(10) of Schedule 14A requires the Trust to identify whether the investment adviser has waived, reduced, or otherwise agreed to reduce its compensation under any applicable contract, but does not require disclosure of the amounts of such waivers or reductions.  The Trust has added disclosure to the footnote to the effect that the Trust has waiver and/or expense reimbursement arrangements with the noted funds.

                As requested by the staff, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the proxy statement.  The Trust further acknowledges that staff comments or changes to disclosure in response to staff comments on the proxy statement may not foreclose the Commission from taking any action with respect to the proxy statement.  The Trust further acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any party under the federal securities laws of the United States of America.

                Please call the undersigned at (215) 988-2442 with any questions concerning the foregoing.

Sincerely yours,

/s/ Edward T. Searle
Edward T. Searle